Subsequent Events (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Aug. 02, 2021	Dec. 14, 2020	Nov. 03, 2020
Subsequent Events (Details) [Line Items]
Common stock share issued	152,715		290,000	290,000
Lincoln Park [Member]
Subsequent Events (Details) [Line Items]
Common stock share issued	759,109
Total purchase price (in Dollars)	$ 1,500,000
Initial purchase payment (in Dollars)	$ 1,380,000
Common stock shares	16,500,000
Lincoln Park [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock shares		16,500,000
Common stock, par value (in Dollars per share)		$ 0.0001
Laidlaw [Member]
Subsequent Events (Details) [Line Items]
Purchase agreement. description	(i) 8% of the amount of the Initial Purchase (ii) 8% of the amount of Tranche Purchase if any, and (iii) 4% of up to the next $13,500,000 (or up to $14,500,000 if the Tranche Purchase is not exercised).